Parent Company Only Condensed Financial Information - Summary of Detailed Information about Parent Company Condensed Statements of Cash Flows (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Cash used in operating activities	¥ 14,730,306	¥ 12,995,271	¥ 11,344,711
Net cash generated from/(used in) operating activities	4,455,301	4,987,472	7,121,282
Cash flows from investing activities
Proceeds and interest from sale of investment assets	99,031,093	132,430,620	151,232,710
Payment for acquisition of investment assets	(97,732,903)	(128,591,697)	(166,531,308)
Net cash generated from/(used in) investing activities	8,447,678	313,822	(15,003,750)
Cash flows from financing activities
Proceeds from issuance of shares and other equity securities	15,938	22,333	18,907,992
Proceeds from exercise of share-based payment	95,911	43,456	0
Proceeds from borrowings	9,046,338	7,262,435	10,589,599
Repayment of borrowings	(5,794,772)	(1,802,187)	(2,875,672)
Repayment of convertible promissory note payable	3,747,386	0	0
Payment for interest expenses	(1,213,186)	(867,715)	(1,151,421)
Payment for dividend declared	7,717,474	0	0
Payment for repurchase of ordinary shares	0	(6,438,455)	0
Net cash generated from/(used in) financing activities	(9,918,803)	(2,448,028)	24,873,923
Effect of exchange rate changes on cash and cash equivalents	57,025	(142,607)	(517,865)
Net increase in cash and cash equivalents	3,041,201	2,710,659	16,473,590
Add: Cash and cash equivalents at the beginning of the year	26,496,310	23,785,651	7,312,061
Cash and cash equivalents at the end of the year	29,537,511	26,496,310	23,785,651
Parent [member]
Cash flows from operating activities
Cash used in operating activities	166,134	(105,253)	(98,869)
Net cash generated from/(used in) operating activities	166,134	(105,253)	(98,869)
Cash flows from investing activities
Capital contribution to consolidated entities	0	(109,635)	(1,898,193)
Payment for advances to consolidated entities	(160,000)	(3,689,678)	(9,456,072)
Receipts of repayments of the advances and capital return from consolidated entities	12,450,046	7,249,502	2,374,680
Proceeds and interest from sale of investment assets	419,538	6,522	1,875
Payment for acquisition of investment assets	(764,885)	(383,798)	0
Net cash generated from/(used in) investing activities	11,944,699	3,072,913	(8,977,710)
Cash flows from financing activities
Proceeds from issuance of shares and other equity securities	0	0	17,343,739
Proceeds from exercise of share-based payment	95,911	43,456	0
Proceeds from borrowings	134,228	319,535	0
Repayment of borrowings	(374,464)	(369,929)	(1,128,036)
Repayment of convertible promissory note payable	(3,747,386)	0	0
Payment for interest expenses	(621,246)	(555,304)	(1,034,617)
Payment for dividend declared	(7,717,474)	0	0
Payment for repurchase of ordinary shares	0	(6,438,455)	0
Other financing activities	0	(1,131)	(4,745)
Net cash generated from/(used in) financing activities	(12,230,431)	(7,001,828)	15,176,341
Effect of exchange rate changes on cash and cash equivalents	(49,716)	(62,027)	(336,426)
Net increase in cash and cash equivalents	(169,314)	(4,096,195)	5,763,336
Add: Cash and cash equivalents at the beginning of the year	1,813,616	5,909,811	146,475
Cash and cash equivalents at the end of the year	¥ 1,644,302	¥ 1,813,616	¥ 5,909,811